PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of Intangible Assets and Goodwill (Detail) (Parenthetical) - BRL (R$)
R$ in Thousands
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets reclassified to financial assets	R$ 152,137	R$ 103,084
Fixed assets, intangible assets and rights of use
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets reclassified to financial assets	R$ 4,660